INVESTMENT PROVISTA DIAGNOSTIC, INC (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF TOTAL PURCHASE PRICE AND PURCHASE PRICE ALLOCATION

The following table summarizes the total purchase price and purchase price allocation:

U.S. dollars in thousands
Unaudited

Cash payment	$2,500
Consideration in Shares	1,699
Fair value of convertible promissory note	4,989
Total purchase price	$9,188

Cash and cash equivalents	$73
Trade receivables	66
Property and equipment, net	183
Security deposit	3
Technology intangible asset (*)	1,500
Total identifiable assets	1,825

Accounts payable	(82)
Deferred tax liability	(315)
Due to related party	(1)
Total liability assumed	(398)

Total goodwill (**)	$7,761

(*)	Technology intangible asset is amortized using “Relief from Royalty” method over the expected future use (2031). During the year ended December 31, 2021, the Company has not recorded amortization expenses related to the intangible assets.
(**)	Goodwill is tested for impairment using a third party appraiser as of each balance sheet date. During the year ended December 31, 2021 the Company recorded $1,545 of impairment losses.

SCHEDULE OF UNAUDITED PRO FORMA IN OPERATIONS
	Year ended December 31,	Year ended December 31,
	2021	2020
	(unaudited)	(unaudited)
Revenues	$12,410	$5,164
Net loss	(40,671)	(17,603)
Basic and diluted net loss per share	(0.06)	(0.04)

Optional Or Mandatory Conversion [Member] | Monte Carlo Simulation Model [Member]
SCHEDULE OF DEBT CONVERSION OF ASSUMPTION TABLE

The Optional / Maturity Conversion was estimated by the appraiser using the Monte Carlo Simulation Model based on the following parameters:

April 19, 2021
Risk-free interest rate	0.54%
Expected term (years)	3.94
Volatility	164.02%
Share price	0.058
Conversion price	*
Fair value	$5,101

Mandatory Conversion [Member]
SCHEDULE OF DEBT CONVERSION OF ASSUMPTION TABLE

The Mandatory Conversion was estimated by the appraiser using the Monte Carlo Simulation Model based on the following parameters:

April 19, 2021
Risk-free interest rate	0.54%
Expected term (years)	0.04
Volatility	112.1%
Share price	0.058
Conversion price	*
Fair value	$4,976